Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current and Deferred Components of Income Tax Expense
The current and deferred components of income tax expense for the years ended December 31, 2015, 2014, and 2013 were as follows.

(in thousands)	2015	2014		2013
Current	$147	$6		$(90)
Deferred	2,652	5,620	(a)	567	(a)
Deferred tax asset valuation allowance	(95,111)	(5,620)	(a)	(567)	(a)
Income tax expense (benefit)	$(92,312)	$6		$(90)
(a) Denotes amounts changed from reported amounts in the 2014 Form 10-K, footnote (21) Income Taxes.

Schedule of Effective Income Tax Rate Reconciliation
The provisions for income taxes for the years ended December 31, 2015, 2014, and 2013 differ from the amount computed by applying the statutory federal income tax rate to income before taxes due to the following.

(in thousands)	2015	2014		2013
Federal income tax expense (benefit),
at statutory rate	$834	$3,432		$1,983
Change resulting from:
Change in statutory rates	2,653	—		—
Loss of deferred tax assets due to Section 382 limitation	756	1,413	(a)	653	(a)
State income tax, net of federal benefit	95	4		(59)
Minority Interest	(609)	(165)		(588)
Valuation allowance of deferred tax assets	(95,111)	(5,620)	(a)	(567)	(a)
Officers' life insurance	(470)	(1,374)		(1,151)
True-up of deferred tax assets and liabilities	(314)	2,128		(603)
Return to provision adjustments	(117)	36		178
Other	(29)	152		64
Income tax expense (benefit)	$(92,312)	$6		$(90)
(a) Denotes amounts changed from reported amounts in the 2014 Form 10-K, footnote (21) Income Taxes.

Components of the Company's Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2015 and 2014 were as follows.

(in thousands)	2015	2014
Deferred tax assets:
Allowance for loan losses	$38,137	$44,935	(a)
Federal net operating loss carryforward	103,578	100,428	(a)
State net operating loss carryforward	4,431	5,895	(a)
AMT carryforward	502	502
Impairment of other real estate owned, securities and other assets	10,812	7,845	(a)
Nonaccrual loan interest	6,024	6,282	(a)
Accrued expenses	1,232	1,761
Nonqualified deferred compensation	2,546	1,316
Other	160	—
Total deferred tax assets
before valuation allowance	167,422	168,964	(a)
Valuation allowance	(60,695)	(155,018)	(a)
Total deferred tax assets	106,727	13,946	(a)
Deferred tax liabilities:
Prepaid expenses	631	648	(a)
Deferred loan costs	1,040	936
Fair value adjustment to net assets
acquired in business combinations	10,255	10,143	(a)
Unrealized gain on securities
available for sale	318	789
Depreciation	2,302	1,390	(a)
Other	39	40
Total deferred tax liabilities	14,585	13,946	(a)
Net deferred tax asset	$92,142	$—
(a) Denotes amounts changed from reported amounts in the 2014 Form 10-K, footnote (21) Income Taxes.

Summary of Operating Loss Carryforwards
The table below summarizes Federal and State NOL carryforwards as of December 31, 2015:

(in thousands)
Type of NOL	Expiration Dates	NOL Balance in DTA	Valuation Allowance	Net DTA for NOLs
Federal	2029 - 2035	$103,578	$(57,858)	$45,720
State	2029 - 2035	4,431	(2,837)	1,594
Total		$108,009	$(60,695)	$47,314